Income Taxes (Tables)	12 Months Ended
Jan. 31, 2024
Income Taxes [Abstract]
Schedule of Provision for Income Taxes	The provision for income taxes consists of the following:
Years Ended January 31,
	2024	2023
Current
Federal	$-	$-
Foreign	-	-

Deferred
Federal	-	-
Foreign	-	-

Schedule of Reconciliation of Taxes on Income	A reconciliation of taxes on income computed at the federal statutory rate to amounts provided is as follows:
	Years Ended January 31,
	2024	2023
Book Income (loss from operations)	$(1,151,916)	$(941,530)
Common stock issued for services	155,966	168,768
Impairment expense	-	68,738
Unused operating losses	995,950	704,024
Income tax expense	$-	$-

Schedule of Deferred Tax Liability and Deferred Tax Asset	The types of temporary differences between tax basis of assets and liabilities and their financial reporting amounts that give rise to the deferred tax liability and deferred tax asset and their approximate tax effects are as follows:
	January 31,
	2024	2023
Net operating loss carryforward (expire through 2040)	$(3,312,698)	$(2,316,748)
Stock issued for services	$(1,455,848)	(1,299,882)
Intangible impairment expense	$(1,051,714)	(1,051,714)
Valuation allowance	$5,820,260	4,668,344
Net deferred taxes	$-	$-